UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address:  49 West 38th Street
          11th Floor
          New York, New York 10018


13F File Number:  28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Andrew Zacks
  Title:  Managing Director
  Phone:  212-332-7291


Signature, Place and Date of Signing:


   /s/ Andrew Zacks           New York, New York           November 16, 2009
----------------------     ------------------------     -----------------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        52

Form 13F Information Table Value Total:  $478,489
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number       Name
     ---       --------------------       ------------------------

                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                         September 30, 2009


COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6     COL7        COLUMN 8

                                                           VALUE    SHRS OR    SH/  PUT/    INVESTMENT    OTHR    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT    PRN  CALL    DISCRETION    MGRS  SOLE   SHARED   NONE
----------------------------  ---------------  ---------  --------  ---------  ---  ----  --------------  ----  ---- ---------  ----
4 KIDS ENTMT INC              COM              350865101    1,148     683,247   SH        SHARED-DEFINED  NONE         683,247
ADOLOR CORP                   COM              00724X102       71      44,752   SH        SHARED-DEFINED  NONE          44,752
ALEXZA PHARMACEUTICALS INC    COM              015384100    1,990     884,311   SH        SHARED-DEFINED  NONE         884,311
ALLIANCE DATA SYSTEMS CORP    COM              018581108   22,386     366,500   SH  PUT   SHARED-DEFINED  NONE         366,500
AMAZON COM INC                COM              023135106    9,336     100,000   SH  PUT   SHARED-DEFINED  NONE         100,000
APPLE INC                     COM              037833100    9,268      50,000   SH  PUT   SHARED-DEFINED  NONE          50,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104    3,714     100,000   SH  PUT   SHARED-DEFINED  NONE         100,000
ATS MED INC                   COM              002083103    1,942     724,800   SH        SHARED-DEFINED  NONE         724,800
BOEING CO                     COM              097023105   10,830     200,000   SH  PUT   SHARED-DEFINED  NONE         200,000
CAPITAL ONE FINL CORP         COM              14040H105   10,719     300,000   SH  PUT   SHARED-DEFINED  NONE         300,000
DISNEY WALT CO                COM DISNEY       254687106    5,492     200,000   SH  PUT   SHARED-DEFINED  NONE         200,000
DURECT CORP                   COM              266605104   10,011   3,749,303   SH        SHARED-DEFINED  NONE       3,749,303
FRESH DEL MONTE PRODUCE INC   ORD              G36738105    2,261     100,000   SH  CALL  SHARED-DEFINED  NONE         100,000
GENERAL ELECTRIC CO           COM              369604103   16,420   1,000,000   SH  PUT   SHARED-DEFINED  NONE       1,000,000
GENVEC INC                    COM              37246C109      751     974,568   SH        SHARED-DEFINED  NONE         974,568
GILEAD SCIENCES INC           COM              375558103    2,325      50,000   SH  CALL  SHARED-DEFINED  NONE          50,000
GLOBALSTAR INC                COM              378973408      277     364,000   SH        SHARED-DEFINED  NONE         364,000
GOOGLE INC                    CL A             38259P508    9,917      20,000   SH  PUT   SHARED-DEFINED  NONE          20,000
HILLENBRAND INC               COM              431571108    2,037     100,000   SH  CALL  SHARED-DEFINED  NONE         100,000
INTERNATIONAL BUSINESS MACHS  COM              459200101   11,961     100,000   SH  PUT   SHARED-DEFINED  NONE         100,000
ISHARES INC                   MSCI MEX INVEST  464286822    4,368     100,000   SH  PUT   SHARED-DEFINED  NONE         100,000
ISHARES TR INDEX              FTSE XNHUA IDX   464287184   31,099     760,000   SH  PUT   SHARED-DEFINED  NONE         760,000
ISHARES TR INDEX              TRANSP AVE IDX   464287192    6,863     100,000   SH  PUT   SHARED-DEFINED  NONE         100,000
ISHARES TR INDEX              MSCI EMERG MKT   464287234   12,451     320,000   SH  PUT   SHARED-DEFINED  NONE         320,000
ISHARES TR INDEX              DJ US REAL EST   464287739    8,534     200,000   SH  PUT   SHARED-DEFINED  NONE         200,000
ISHARES TR INDEX              DJ US BAS MATL   464287838    8,220     150,000   SH  PUT   SHARED-DEFINED  NONE         150,000
JARDEN CORP                   COM              471109108    1,404      50,000   SH  PUT   SHARED-DEFINED  NONE          50,000
LABOPHARM INC                 COM              504905100    3,362   2,303,078   SH        SHARED-DEFINED  NONE       2,303,078
LANDEC CORP                   COM              514766104      738     115,243   SH        SHARED-DEFINED  NONE         115,243
MASTERCARD INC                CL A             57636Q104    9,097      45,000   SH  PUT   SHARED-DEFINED  NONE          45,000
MAXYGEN INC                   COM              577776107   30,560   4,567,942   SH        SHARED-DEFINED  NONE       4,567,942
MEDCO HEALTH SOLUTIONS INC    COM              58405U102   11,062     200,000   SH  PUT   SHARED-DEFINED  NONE         200,000
MERCK & CO INC                COM              589331107    4,745     150,000   SH  CALL  SHARED-DEFINED  NONE         150,000
MYRIAD PHARMACEUTICALS INC    COM              62856H107      349      59,543   SH        SHARED-DEFINED  NONE          59,543
NORDSTROM INC                 COM              655664100    6,108     200,000   SH  PUT   SHARED-DEFINED  NONE         200,000
OCCAM NETWORKS INC            COM NEW          67457P309    5,431   1,467,782   SH        SHARED-DEFINED  NONE       1,467,782
PAIN THERAPEUTICS INC         COM              69562K100    1,458     288,140   SH        SHARED-DEFINED  NONE         288,140
PERMA-FIX ENVIRONMENTAL SVCS  COM              714157104    4,581   1,957,657   SH        SHARED-DEFINED  NONE       1,957,657
PHARMACEUTICAL HLDRS TR       DEPOSITRY RCPT   71712A206   42,419     650,000   SH  CALL  SHARED-DEFINED  NONE         650,000
POTASH CORP SASK INC          COM              73755L107    5,420      60,000   SH  PUT   SHARED-DEFINED  NONE          60,000
RETAIL HOLDRS TR              DEP RCPT         76127U101   60,513     690,000   SH  PUT   SHARED-DEFINED  NONE         690,000
SANOFI AVENTIS                SPONSORED ADR    80105N105   11,455     310,000   SH  CALL  SHARED-DEFINED  NONE         310,000
SPDR GOLD TRUST               GOLD SHS         78463V107   32,621     330,000   SH  PUT   SHARED-DEFINED  NONE         330,000
STAAR SURGICAL CO             COM PAR $0.01    852312305      901     220,794   SH        SHARED-DEFINED  NONE         220,794
SYMYX TECHNOLOGIES            COM              87155S108    8,297   1,253,308   SH        SHARED-DEFINED  NONE       1,253,308
TENET HEALTHCARE CORP         COM              88033G100    2,206     375,100   SH        SHARED-DEFINED  NONE         375,100
TERRA INDS INC                COM              880915103   10,401     300,000   SH  PUT   SHARED-DEFINED  NONE         300,000
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    5,056     100,000   SH  CALL  SHARED-DEFINED  NONE         100,000
THERAGENICS CORP              COM              883375107    4,782   2,988,925   SH        SHARED-DEFINED  NONE       2,988,925
UNION PAC CORP                COM              907818108    5,252      90,000   SH  PUT   SHARED-DEFINED  NONE          90,000
VULCAN MATLS CO               COM              929160109    1,622      30,000   SH  PUT   SHARED-DEFINED  NONE          30,000
WELLPOINT INC                 COM              94973V107    4,262      90,000   SH  PUT   SHARED-DEFINED  NONE          90,000





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